WARRANTS AND OPTIONS	9 Months Ended
Sep. 30, 2026
Warrants And Options
WARRANTS AND OPTIONS

NOTE 8 - WARRANTS AND OPTIONS

a)	Warrants

(i)	Warrant transactions for the nine months ended September 30, 2026, and for the year ended December 31, 2025, are as follows:

	Number	Weighted Average Exercise Price
Balance, January 1, 2025	4,928,329	$6.17
Expiry of warrants	(721,239)
Exercise of warrants	(3,474,595)
Warrants issued in the January 2025 Registered Direct Offering and September 2025 underwritten public offering	554,313
Balance, December 31, 2025	1,286,808	$13.39
Exercise of warrants (a)	(252,967)
Expiry of warrants	(522,265)
Balance, September 30, 2026	511,576	$9.23

(a)	During the nine-month period ended September 30, 2026, the Company issued 252,967 shares in respect of 252,967 warrants that were exercised for total proceeds of $946.

(ii)	As at September 30, 2026, the Company had outstanding warrants, enabling the holders to acquire Common Shares as follows:

September 30, 2026	Expiry date	Exercise price		Exercise price (USD)
3,200	October 2, 2026	USD	1.88	$1.88
183,751	January 29, 2030	USD	8.00	$8.00
324,625	September 16, 2030	USD	10.00	$10.00
511,576

A2Z CUST2MATE SOLUTIONS CORP.

NOTES TO THE CONDENSED CONSOLIDATED INTERIM FINANCIAL STATEMENTS FOR THE THREE AND NINE MONTHS ENDED SEPTEMBER 30, 2026

(Unaudited)

(Expressed in Thousands of US Dollars, except per share data)

NOTE 8 - WARRANTS AND OPTIONS (CONTINUED)

b)	Stock Options

(i)	Stock option transactions for the nine months ended September 30, 2026, and for the year ended December 31, 2025, are as follows:

	Number	Weighted Average Exercise Price (CAD)	Weighted Average Exercise Price (USD)
Balance January 1, 2025	1,756,670	$5.39	$3.75
Options cancelled	(127,668)
Options exercised	(225,332)
Options granted	2,863,500
Balance December 31, 2025	4,267,170	$6.14	$8.41
Options cancelled	(263,335)
Options exercised	(101,998)
Options granted (a)(b)	125,000
Balance September 30, 2026	4,026,837	$8.77	$6.18

(a)	On March 26, 2026, the Company granted an employee 25,000 share options to purchase Common Shares of the company with an exercise price of $8.00 per share. The options vest in three equal annual installments, commencing on December 30, 2026, and expire in March 2036. The fair value of the options granted was estimated at $151 using the Black-Scholes option pricing model, using the following assumptions: Share Price: $6.64; Expected option life 10 years; Volatility 103.94%; Risk-free interest rate 4.311%; Dividend yield 0%.

(b)	On August 6, 2026, the Company granted 100,000 share options to purchase Common Shares of the Company, of which 50,000 options have an exercise price of $7.00 per share and 50,000 options have an exercise price of $10.00 per share. The options vested immediately upon grant and expire on February 6, 2027. The fair value of the options granted was estimated at $57 using the Black-Scholes option pricing model, using the following assumptions: Share Price: $5.98; Expected option life 0.5 years; Volatility 68.75%; Risk-free interest rate 3.954%; Dividend yield 0%.

(ii)	As at September 30, 2026, the Company had outstanding stock options, enabling the holders to acquire Common Shares as follows:

Outstanding as of September 30, 2026	Exercisable as of September 30, 2026	Expiry date	Exercise price (CAD)		Exercise price (USD)
6,670	6,670	October 28, 2026	CAD	20.00	$14.10
360,000	360,000	August 2, 2032	CAD	8.90	$6.27
120,000	120,000	August 21, 2032	CAD	10.00	$7.05
220,000	220,000	January 4, 2033	CAD	4.13	$2.91
100,000	100,000	January 4, 2033	CAD	4.13	$2.91
40,000	40,000	November 25, 2027	CAD	5.03	$3.54
81,000	81,000	April 18, 2033	CAD	4.00	$2.82
331,001	213,667	August 14, 2034	CAD	2.52	$1.78
105,000	52,500	January 15, 2035	CAD	9.08	$6.40
500,000	500,000	February 2, 2035	CAD	9.08	$6.40
30,000	20,000	June 20, 2035	CAD	2.52	$1.775
153,666	55,667	June 20, 2035	CAD	9.08	$6.40
154,000	58,000	October 9, 2035	CAD	11.35	$8.00
500,000	500,000	December 30, 2035	CAD	8.51	$6.00
1,200,500	805,333	December 30, 2035	CAD	11.35	$8.00
25,000	-	March 27, 2036	CAD	11.35	$8.00
50,000	50,000	February 6, 2027	CAD	9.93	$7.00
50,000	50,000	February 6, 2027	CAD	14.19	$10.00
4,026,837	3,232,837

Share-based compensation expense is recognized over the vesting period of options. During the three and nine months ended September 30, 2026, share-based compensation of $771 and $2,882, respectively, were recognized and charged to the Consolidated Statement of Comprehensive Loss (three and nine months ended September 30, 2025, share-based compensation of $501 and $4,242, respectively).

A2Z CUST2MATE SOLUTIONS CORP.

NOTES TO THE CONDENSED CONSOLIDATED INTERIM FINANCIAL STATEMENTS FOR THE THREE AND NINE MONTHS ENDED SEPTEMBER 30, 2026

(Unaudited)

(Expressed in Thousands of US Dollars, except per share data)

NOTE 8 - WARRANTS AND OPTIONS (CONTINUED)

c) RSUs

RSUs transactions for the nine months ended September 30, 2026, and for the year ended December 31, 2025, are as follows:

Number
Balance, January 1, 2025	110,667
RSUs granted	1,545,000
Expiry of RSUs	(6,000)
Exercise of RSUs	(219,667)
Balance, December 31, 2025	1,430,000
RSUs granted (a)	230,000
Exercise of RSUs	(987,500)
Balance, September 30, 2026	672,500

a)	On July 12, 2026, the Company issued 230,000 RSU’s to an officer of the Company.

As at September 30, 2026, 500,000 RSU’s are milestone based RSU’s for which the milestones have not yet been achieved and are expected to be achieved by December 31, 2026. During the three and nine months ended September 30, 2026, share-based compensation of $1,237 and $2,844, respectively, were recognized and charged to the Consolidated Statement of Comprehensive Loss (during the three and nine months ended September 30, 2025, share-based compensation of $1,057 and $4,399, respectively).